CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member] Successor [Member]	Common Stock [Member] Predecessor [Member]	Additional Paid-In Capital [Member] Successor [Member]	Additional Paid-In Capital [Member] Predecessor [Member]	Retained Earnings [Member] Successor [Member]		Retained Earnings [Member] Predecessor [Member]	Total		Successor [Member]		Predecessor [Member]
Balance at Dec. 31, 2008		$ 24		$ 114,053			$ (48,561)					$ 65,516
Balance (in shares) at Dec. 31, 2008		2,414
Net loss		0		0			(125,764)					(125,764)
Issuance of common shares		1		0			0					1
Issuance of common shares (in shares)		7
Share-based compensation		0		793			0					793
Balance at Oct. 13, 2009		25		114,846			(174,325)					(59,454)
Balance (in shares) at Oct. 13, 2009		2,421
Change in control - basis adjustment	0		(77,978)		174,325					96,347
Contribution of vessels	16		34,981		0					34,997
Contribution of vessels (in shares)	1,582
Beneficial conversion feature on the convertible senior 7% notes	0		100,536		0					100,536
Conversion of the convertible senior 7% notes ($20m)	22		19,978		0					20,000
Conversion of the convertible senior 7% notes ($20m) (in shares)	2,222
Net loss	0		0		(35,725)	[1]				(35,725)	[1]
Share-based compensation	4		3,954		0					3,958
Share-based compensation (in shares)	390
Balance at Dec. 31, 2009	67		196,317		(35,725)	[1]				160,659	[1]
Balance (in shares) at Dec. 31, 2009	6,615
Net loss	0		0		(86,349)	[1]				(86,349)	[1]
Issuance of common shares	0		0		0					0
Issuance of common shares (in shares)	13
Shares issued for business acquisition	7		5,203		0					5,210
Shares issued for business acquisition (in shares)	700
Warrants	0		4,081		0					4,081
Share-based compensation	0		2,680		0					2,680
Balance at Dec. 31, 2010	74		208,281		(122,074)	[1]		86,281	[1]	86,281	[1]
Balance (in shares) at Dec. 31, 2010	7,328
Net loss	0		0		(290,395)					(290,395)
Issuance of common shares	0		87		0					87
Issuance of common shares (in shares)	37
Share-based compensation	5		1,588		0					1,593
Share-based compensation (in shares)	473
Balance at Dec. 31, 2011	$ 79		$ 209,956		$ (412,469)			$ (202,434)		$ (202,434)
Balance (in shares) at Dec. 31, 2011	7,838

[1]	As restated, see also Note 3